Expense Example - Service - BLACKROCK INTERNATIONAL DIVIDEND FUND - Service Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	741
Expense Example, with Redemption, 10 Years	$ 1,663